Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Information of the Parent Company
Revenues	¥ 3,046,871	$ 417,420	¥ 3,702,387	¥ 3,820,378
Cost of revenues	(2,973,158)	(407,321)	(3,535,778)	(3,567,690)
General and administrative	(148,627)	(20,362)	(184,336)	(213,592)
Other (loss)/income, net	(2,627)	(360)	16,704	(26,068)
Income/(loss) before income tax	(16,731)	(2,292)	5,081	4,588
Income tax expenses	18,343	2,513	927	(21,002)
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	2,705	371	3,334	(13,130)
Comprehensive (loss)/income	2,528	346	8,196	(2,284)
Parent company | Reportable legal entities
Condensed Financial Information of the Parent Company
Revenues	1,439	197
General and administrative	(7,364)	(1,008)	(9,929)	(8,722)
Foreign exchange loss				(5)
Other (loss)/income, net	(6,895)	(945)	5,396	(49,664)
Share of gain in subsidiaries, the VIE and the VIE' subsidiaries	15,525	2,127	7,867	45,261
Income/(loss) before income tax	2,705	371	3,334	(13,130)
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	2,705	371	3,334	(13,130)
Comprehensive (loss)/income	¥ 2,705	$ 371	¥ 3,334	¥ (13,130)